Income Tax: (Details Text) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Details Text [Abstract]
Income tax recorded by the Company	$ 0	$ 0	$ 0